Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents and restricted cash balances as of December 31, 2024 and 2025 primarily consist of the following currencies:

	As of December 31,
	2024		2025
	Amount	RMB	Amount	RMB
Cash and cash equivalents
RMB	280,888	280,888	195,377	195,377
US$	69,535	499,843	77,264	543,070
GBP	1,220	11,071	765	7,213
EUR	1,743	13,120	539	4,437
HKD	2,076	1,922	235	213
JPY	160,069	7,400	267,972	12,005
SGD	592	3,151	561	3,064
Total cash and cash equivalents		817,395		765,379
Restricted cash
RMB	—	—	37,176	37,176
EUR	—	—	600	4,941
Total cash, cash equivalents and restricted cash		817,395		807,496